STOCK-BASED COMPENSATION	12 Months Ended
Mar. 31, 2025
Share-based payment arrangements [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION
Employee Share Purchase Plan:
Under the terms of the Company's Employee Share Purchase Plan, qualifying employees of the Company may set aside funds through payroll deductions for an amount up to a maximum of 10% of their base salary or $10,000 in any one calendar year. Subject to the member not making withdrawals from the plan, the Company makes contributions to the plan equal to 20% of a member's contribution to the plan during the year, up to a maximum of 1% of the member's salary or $2,000. Shares for the plan may be issued from treasury or purchased in the market as determined by the Company's Board of Directors. During the years ended March 31, 2025 and March 31, 2024, no shares were issued from treasury related to the plan.
Stock Option Plan:
The Company uses a stock option plan to attract and retain key employees, officers and directors. Under the Company's 1995 Stock Option Plan (the "1995 Plan"), the shareholders have approved a maximum of 5,991,839 common shares for issuance, with the maximum reserved for issuance to any one person at 5% of the common shares outstanding at the time of the grant. Time-vested stock options vest over four-year periods. The exercise price is either the price of the Company's common shares on the TSX at closing for the day prior to the date of the grant or the five-day volume weighted average price of the Company's common shares on the TSX prior to the date of the grant. Stock options granted under the 1995 Plan may be exercised during periods not exceeding seven years from the date of grant, subject to earlier termination upon the option holder ceasing to be a director, officer or employee of the Company. Stock options issued under the 1995 Plan are non-transferable. Any stock option granted that is cancelled or terminated for any reason prior to exercise is returned to the pool and becomes available for future stock option grants. In the event that the stock option would otherwise expire during a restricted trading period, the expiry date of the stock option is extended to the 10th business day following the date of expiry of such period. In addition, the 1995 Plan restricts the granting of stock options to insiders that may be under the 1995 Plan.

Under the Company's 2006 Stock Option Plan (the "2006 Plan"), the shareholders have approved a maximum of 5,159,000 common shares for issuance. The terms of the 2006 Plan are identical to those of the 1995 Plan, except that the maximum number of common shares to be issued pursuant to the issue of options under the 2006 Plan is 5,159,000 common shares.

As at March 31, 2025, there are a total of 1,560,749 common shares remaining for future stock option grants under both plans (March 31, 2024 - 1,751,082).

Years ended		March 31 2025		March 31 2024
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
Stock options outstanding, beginning of year	823,527	$33.56	785,429	$26.69
Granted	241,327	45.37	176,112	57.71
Exercised (i)	(19,261)	25.70	(105,398)	20.45
Forfeited	(50,994)	47.39	(32,616)	40.86
Stock options outstanding, end of year	994,599	$35.87	823,527	$33.56
Stock options exercisable, end of year, time-vested options	531,910	$28.06	369,483	$24.54

(i) For the year ended March 31, 2025, the weighted average share price at the date of exercise was $40.13 (March 31, 2024 - $57.26).

As at March 31, 2025		Stock options outstanding		Stock options exercisable
Range of exercise prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
$20.22 - $25.48	286,447	1.9 years	$20.45	286,447	$20.45
$25.49 - $32.92	156,548	3.2 years	30.07	114,132	30.07
$32.93 - $40.58	173,848	4.2 years	35.78	84,726	35.78
$40.59 - $57.71	377,756	5.6 years	50.01	46,605	55.87
$20.22 - $57.71	994,599	3.9 years	$35.87	531,910	$28.06
The fair values of the Company's stock options issued during the periods presented were estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions. Expected stock price volatility was determined at the time of the grant by considering historical share price volatility. Expected stock option grant life was determined at the time of the grant by considering the average of the grant vesting period and the grant exercise period.

Years ended	March 31 2025	March 31 2024
Weighted average risk-free interest rate	3.75%	3.52%
Dividend yield	0%	0%
Weighted average expected volatility	35%	36%
Weighted average expected life	4.75 years	4.77 years
Number of stock options granted: Time-vested	241,327	176,112
Weighted average exercise price per option	$ 45.37	$ 57.71
Weighted average value per option: Time-vested	$ 16.45	$ 20.83
Restricted Share Unit Plan:
During the year ended March 31, 2025, the Company granted 255,055 time-vesting restricted share units ("RSUs"), (161,568 in the year ended March 31, 2024) and 210,803 performance-based RSUs, (126,944 in the year ended March 31, 2024). The Company measures these RSUs based on the fair value at the date of grant and a compensation expense is recognized over the vesting period in the consolidated statements of income (loss) with a corresponding increase in contributed surplus. The performance-based RSUs vest upon successful achievement of certain operational and share price targets.
On May 18, 2022, the RSU plan was amended so that RSUs granted may be settled in ATS Common Shares, where deemed advisable by the Company, as an alternative to cash payments. It is the Company's intention to settle these RSUs with ATS Common Shares and therefore the Company measures these RSUs as equity awards based on fair value. At March 31, 2025, 1,057,455 shares are held in a trust and may be used to settle some or all of the RSU grants when they are fully vested (March 31, 2024 - 725,290 shares). The trust is consolidated in the Company's annual audited consolidated financial statements with the value of the acquired common shares presented as a reduction of share capital.

The RSUs issued prior to May 18, 2022 give the employee the right to receive a cash payment based on the market value of a common share of the Company. The RSU liability is recognized quarterly based on the expired portion of the vesting period and the change in the Company's stock price. The change in value of the RSU liability is included in the consolidated statements of income (loss) in the period of the change. At March 31, 2025, the value of the outstanding liability related to the RSU plan was $9 (March 31, 2024 - $13,875). The RSU liability is included in accounts payable and accrued liabilities on the consolidated statements of financial position.

The weighted average remaining vesting period for the time-vesting RSUs and performance-based RSUs to be settled in cash is 0.25 years.
Deferred Stock Unit Plan:
The Company offers a Deferred Stock Unit Plan ("DSU Plan") for members of the Board. Under the DSU Plan, each non-employee director may elect to receive all or a portion of his or her annual compensation in the form of notional common shares of the Company called deferred stock units ("DSUs"). The issue and redemption prices of each DSU are based on a five-day volume weighted average trading price of the Company's common shares for the five trading days prior to issuance or redemption. Under the terms of the DSU Plan, directors are not entitled to convert DSUs into cash until retirement from the Board. The value of each DSU, when converted to cash, will be equal to the market value of a common share of the Company at the time the conversion takes place.
During the year ended March 31, 2025, the Company granted 43,456 units (March 31, 2024 - 32,498 units). During the years ended March 31, 2025 and March 31, 2024, no units were redeemed upon directors' retirement from the Board. As at March 31, 2025, the value of the outstanding liability related to the DSUs was $17,031 (2024 - $19,661).The DSU liability is revalued at each reporting date based on the change in the Company's stock price. The DSU liability is included in accounts payable and accrued liabilities on the consolidated statements of financial position. The change in the value of the DSU liability is included in the consolidated statements of income (loss) in the period of the change.
The following table shows the compensation expense related to the Company's share-based payment plans:

For the years ended	March 31 2025	March 31 2024
Stock options	$2,832	$2,454
RSUs	8,976	14,240
DSUs	(2,630)	(2,904)
	$9,178	$13,790
The decrease in stock-based compensation costs for the year ended March 31, 2025 is attributable to lower expenses from the revaluation of performance-based RSUs and DSUs based on the market price of the Company's shares.